UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09277
Viking Mutual Funds
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2019 through June 30, 2020

Viking Tax-Free Fund for Montana (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

Viking Tax-Free Fund for North Dakota (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

Kansas Municipal Fund (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

Maine Municipal Fund (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

Nebraska Municipal Fund (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

Oklahoma Municipal Fund (Classes A and I)

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

END N-PX REPORT

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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VIKING MUTUAL FUNDS

(Registrant)

By:	/s/ Shannon D. Radke
Shannon D. Radke
President, The Integrity Funds

Date: August 21, 2020

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